Supplementary Oil And Gas Information (Unaudited) - Capitalized Costs Related to Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	$ 136,108	$ 130,953	$ 128,872
Capitalized costs, unproved properties	2,250	2,436	2,579
Capitalized costs, gross	138,358	133,389	131,451
Net capitalized costs	68,253	67,784	70,203
Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(70,105)	(65,605)	(61,248)
North America
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	124,690	119,707	117,643
Capitalized costs, unproved properties	2,159	2,353	2,510
Capitalized costs, gross	126,849	122,060	120,153
Net capitalized costs	65,618	65,130	67,329
North America | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(61,231)	(56,930)	(52,824)
North Sea
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	7,438	7,283	7,296
Capitalized costs, unproved properties	0	0	0
Capitalized costs, gross	7,438	7,283	7,296
Net capitalized costs	1,487	1,430	1,584
North Sea | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(5,951)	(5,853)	(5,712)
Offshore Africa
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Capitalized costs, proved properties	3,980	3,963	3,933
Capitalized costs, unproved properties	91	83	69
Capitalized costs, gross	4,071	4,046	4,002
Net capitalized costs	1,148	1,224	1,290
Offshore Africa | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	$ (2,923)	$ (2,822)	$ (2,712)